UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

August 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Dividend Income Fund

Semiannual Report

August 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report August 31, 2016

Parametric Dividend Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Parametric Dividend Income Fund

August 31, 2016

Performance1,2

Portfolio Managers Thomas Seto, Timothy W. Atwill, Ph.D., CFA and Alexander Paulsen, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	03/26/2014	03/26/2014	14.48%	17.65%	—	9.88%
Institutional Class at NAV	03/26/2014	03/26/2014	14.59	18.01	—	10.15
NASDAQ US Dividend Achievers™ Select Index	—	—	12.00%	15.39%	12.76%	8.03%
S&P 500 Index	—	—	13.60	12.55	14.67	9.02

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					4.07%	3.82%
Net					0.85	0.60

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Trustmark Corp.	0.6%

CME Group, Inc.	0.6

Baker Hughes, Inc.	0.6

People’s United Financial, Inc.	0.6

Occidental Petroleum Corp.	0.6

Omnicom Groubrp, Inc.	0.6

Western Union Co.	0.6

HollyFrontier Corp.	0.6

New York Community Bancorp, Inc.	0.6

Kinder Morgan, Inc.	0.6

Total	6.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Dividend Income Fund

August 31, 2016

Endnotes and Additional Disclosures

[1]

NASDAQ US Dividend Achievers™ Select Index is an unmanaged index of stocks with at least ten consecutive years of increasing regular dividends. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective November 1, 2016, the annual rate for the investment adviser and administration fee will be reduced from 0.55% to 0.30% pursuant to a fee reduction agreement.

3

Parametric Dividend Income Fund

August 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 – August 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period* (3/1/16 – 8/31/16)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,144.80	$4.60	**	0.85%
Institutional Class	$1,000.00	$1,145.90	$3.25	**	0.60%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,020.90	$4.33	**	0.85%
Institutional Class	$1,000.00	$1,022.20	$3.06	**	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2016.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric Dividend Income Fund

August 31, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value

Aerospace & Defense — 2.2%
Boeing Co. (The)	240	$31,068
Lockheed Martin Corp.	121	29,399
Raytheon Co.	220	30,829
United Technologies Corp.	284	30,226

		$121,522

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	271	$29,599

		$29,599

Automobiles — 1.1%
Ford Motor Co.	2,351	$29,623
General Motors Co.	973	31,058

		$60,681

Banks — 3.5%
F.N.B. Corp.	2,587	$32,312
People’s United Financial, Inc.	2,043	33,199
Trustmark Corp.	1,189	33,720
United Bankshares, Inc.	810	31,914
Valley National Bancorp	3,299	31,835
Wells Fargo & Co.	628	31,902

		$194,882

Beverages — 1.6%
Coca-Cola Co. (The)	709	$30,792
Dr Pepper Snapple Group, Inc.	326	30,546
PepsiCo, Inc.	277	29,570

		$90,908

Biotechnology — 1.1%
AbbVie, Inc.	491	$31,473
Amgen, Inc.	175	29,761

		$61,234

Capital Markets — 1.7%
CME Group, Inc.	307	$33,263
T. Rowe Price Group, Inc.	447	31,084
Thomson Reuters Corp.	736	30,537

		$94,884

Security	Shares	Value

Chemicals — 4.6%
Air Products and Chemicals, Inc.	207	$32,213
Dow Chemical Co. (The)	597	32,023
E.I. du Pont de Nemours & Co.	446	31,042
LyondellBasell Industries NV, Class A	399	31,477
Mosaic Co. (The)	1,082	32,536
Praxair, Inc.	260	31,731
RPM International, Inc.	553	30,155
Scotts Miracle-Gro Co. (The), Class A	373	30,884

		$252,061

Commercial Services & Supplies — 3.3%
Covanta Holding Corp.	2,086	$31,061
KAR Auction Services, Inc.	719	30,399
Pitney Bowes, Inc.	1,688	31,667
Republic Services, Inc.	570	28,796
RR Donnelley & Sons Co.	1,752	29,959
Waste Management, Inc.	469	29,988

		$181,870

Communications Equipment — 1.7%
Cisco Systems, Inc.	1,012	$31,817
Harris Corp.	349	32,450
Motorola Solutions, Inc.	397	30,565

		$94,832

Containers & Packaging — 3.9%
AptarGroup, Inc.	391	$30,490
Avery Dennison Corp.	396	30,666
Bemis Co., Inc.	602	31,665
Greif, Inc., Class A	716	30,523
International Paper Co.	628	30,452
Sonoco Products Co.	623	32,109
WestRock Co.	634	30,369

		$216,274

Distributors — 0.5%
Genuine Parts Co.	292	$30,023

		$30,023

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	728	$29,761
CenturyLink, Inc.	1,034	28,745
Cogent Communications Group, Inc.	858	30,493
Verizon Communications, Inc.	565	29,567

		$118,566

5	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electric Utilities — 6.0%
ALLETE, Inc.	496	$29,413
American Electric Power Co., Inc.	442	28,540
Duke Energy Corp.	369	29,394
Entergy Corp.	371	29,012
Eversource Energy	574	30,979
Exelon Corp.	913	31,042
FirstEnergy Corp.	958	31,355
Pinnacle West Capital Corp.	394	29,566
PPL Corp.	841	29,250
Southern Co. (The)	569	29,207
Xcel Energy, Inc.	749	30,979

		$328,737

Electrical Equipment — 1.1%
Eaton Corp. PLC	458	$30,475
Emerson Electric Co.	582	30,660

		$61,135

Energy Equipment & Services — 2.8%
Baker Hughes, Inc.	677	$33,261
Halliburton Co.	724	31,139
Helmerich & Payne, Inc.	506	30,593
Oceaneering International, Inc.	1,124	29,808
Schlumberger, Ltd.	398	31,442

		$156,243

Food & Staples Retailing — 1.7%
CVS Health Corp.	322	$30,075
Sysco Corp.	587	30,442
Wal-Mart Stores, Inc.	430	30,719

		$91,236

Food Products — 2.2%
ConAgra Foods, Inc.	667	$31,089
Flowers Foods, Inc.	2,047	30,521
General Mills, Inc.	437	30,948
Kellogg Co.	368	30,253

		$122,811

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	689	$28,952
Baxter International, Inc.	664	31,029
Becton, Dickinson and Co.	170	30,126

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic PLC	364	$31,679
Teleflex, Inc.	174	31,857

		$153,643

Health Care Providers & Services — 3.8%
AmerisourceBergen Corp.	376	$32,701
Anthem, Inc.	237	29,644
Cardinal Health, Inc.	370	29,478
Owens & Minor, Inc.	867	29,799
Patterson Cos., Inc.	608	27,968
Quest Diagnostics, Inc.	359	29,732
UnitedHealth Group, Inc.	221	30,067

		$209,389

Hotels, Restaurants & Leisure — 3.3%
Cracker Barrel Old Country Store, Inc.	190	$28,901
Darden Restaurants, Inc.	507	31,251
DineEquity, Inc.	401	31,274
Las Vegas Sands Corp.	596	29,925
McDonald’s Corp.	247	28,568
Six Flags Entertainment Corp.	623	30,384

		$180,303

Household Durables — 2.2%
Garmin, Ltd.	572	$28,074
Leggett & Platt, Inc.	568	29,809
MDC Holdings, Inc.	1,129	29,478
Tupperware Brands Corp.	478	31,323

		$118,684

Household Products — 2.8%
Church & Dwight Co., Inc.	317	$31,516
Clorox Co. (The)	236	30,926
Colgate-Palmolive Co.	430	31,966
Kimberly-Clark Corp.	238	30,478
Procter & Gamble Co. (The)	354	30,908

		$155,794

Industrial Conglomerates — 1.7%
3M Co.	168	$30,112
General Electric Co.	1,008	31,490
Honeywell International, Inc.	254	29,645

		$91,247

6	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 6.2%
Aflac, Inc.	420	$31,155
Arthur J. Gallagher & Co.	636	31,425
Chubb, Ltd.	247	31,352
Cincinnati Financial Corp.	419	32,309
Endurance Specialty Holdings, Ltd.	439	28,908
Everest Re Group, Ltd.	163	31,521
Marsh & McLennan Cos., Inc.	465	31,448
Old Republic International Corp.	1,621	31,172
Progressive Corp. (The)	904	29,434
Travelers Cos., Inc. (The)	263	31,221
Validus Holdings, Ltd.	619	31,439

		$341,384

IT Services — 4.5%
Accenture PLC, Class A	264	$30,360
Amdocs, Ltd.	509	30,601
Automatic Data Processing, Inc.	321	28,829
Broadridge Financial Solutions, Inc.	462	32,017
International Business Machines Corp.	194	30,823
Jack Henry & Associates, Inc.	345	30,108
Paychex, Inc.	510	30,942
Western Union Co.	1,530	32,925

		$246,605

Leisure Products — 0.6%
Mattel, Inc.	950	$31,474

		$31,474

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	191	$29,068

		$29,068

Machinery — 1.7%
Caterpillar, Inc.	389	$31,879
Cummins, Inc.	251	31,528
Illinois Tool Works, Inc.	260	30,901

		$94,308

Media — 1.7%
Cinemark Holdings, Inc.	841	$32,504
Omnicom Group, Inc.	383	32,988
Regal Entertainment Group, Class A	1,315	28,115

		$93,607

Security	Shares	Value

Metals & Mining — 2.2%
Commercial Metals Co.	1,832	$28,433
Compass Minerals International, Inc.	408	30,408
Kaiser Aluminum Corp.	372	31,705
Nucor Corp.	635	30,804

		$121,350

Multi-Utilities — 4.9%
Ameren Corp.	595	$29,405
Avista Corp.	692	28,109
Centerpoint Energy, Inc.	1,374	30,874
Consolidated Edison, Inc.	399	30,025
Dominion Resources, Inc.	399	29,590
DTE Energy Co.	334	31,028
Public Service Enterprise Group, Inc.	672	28,735
SCANA Corp.	419	29,602
WEC Energy Group, Inc.	518	31,018

		$268,386

Multiline Retail — 0.5%
Target Corp.	418	$29,339

		$29,339

Oil, Gas & Consumable Fuels — 8.6%
Chevron Corp.	294	$29,571
ConocoPhillips	770	31,609
EOG Resources, Inc.	342	30,264
Exxon Mobil Corp.	358	31,196
HollyFrontier Corp.	1,271	32,893
Kinder Morgan, Inc.	1,502	32,819
Marathon Petroleum Corp.	721	30,650
Occidental Petroleum Corp.	430	33,045
Oneok, Inc.	697	32,682
Phillips 66	407	31,929
Spectra Energy Corp.	886	31,559
Targa Resources Corp.	705	30,724
Valero Energy Corp.	569	31,494
Western Refining, Inc.	1,226	30,846
Williams Cos., Inc. (The)	1,098	30,678

		$471,959

Paper & Forest Products — 0.6%
Domtar Corp.	816	$30,453

		$30,453

7	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	539	$30,933
Eli Lilly & Co.	384	29,856
Johnson & Johnson	257	30,670
Merck & Co., Inc.	517	32,463
Pfizer, Inc.	826	28,745

		$152,667

Professional Services — 0.5%
Nielsen Holdings PLC	567	$30,210

		$30,210

Semiconductors & Semiconductor Equipment — 2.2%
Linear Technology Corp.	506	$29,470
Maxim Integrated Products, Inc.	753	30,662
QUALCOMM, Inc.	491	30,967
Texas Instruments, Inc.	426	29,624

		$120,723

Software — 0.6%
CA, Inc.	922	$31,265

		$31,265

Specialty Retail — 0.6%
Home Depot, Inc. (The)	232	$31,116

		$31,116

Thrifts & Mortgage Finance — 0.6%
New York Community Bancorp, Inc.	2,174	$32,849

		$32,849

Tobacco — 2.2%
Altria Group, Inc.	436	$28,815
Philip Morris International, Inc.	311	31,078
Reynolds American, Inc.	609	30,188
Vector Group, Ltd.	1,353	30,186

		$120,267

Total Common Stocks (identified cost $4,977,499)		$5,493,588

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.60%(1)	$14	$13,714

Total Short-Term Investments (identified cost $13,714)		$13,714

Total Investments — 99.9% (identified cost $4,991,213)		$5,507,302

Other Assets, Less Liabilities — 0.1%		$2,981

Net Assets — 100.0%		$5,510,283

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2016.

8	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2016
Unaffiliated investments, at value (identified cost, $4,977,499)	$5,493,588
Affiliated investment, at value (identified cost, $13,714)	13,714
Dividends receivable	18,316
Interest receivable from affiliated investment	19
Receivable for investments sold	76,879
Receivable from affiliates	6,445
Total assets	$5,608,961

Liabilities
Payable for investments purchased	$56,537
Payable to affiliates:
Investment adviser and administration fee	2,579
Distribution and service fees	34
Accrued expenses	39,528
Total liabilities	$98,678
Net Assets	$5,510,283

Sources of Net Assets
Paid-in capital	$4,960,041
Accumulated net realized gain	11,837
Accumulated undistributed net investment income	22,316
Net unrealized appreciation	516,089
Total	$5,510,283

Investor Class Shares
Net Assets	$177,283
Shares Outstanding	15,542
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.41

Institutional Class Shares
Net Assets	$5,333,000
Shares Outstanding	467,046
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.42

9	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended August 31, 2016
Dividends (net of foreign taxes, $69)	$77,927
Interest allocated from affiliated investment	140
Expenses allocated from affiliated investment	(4)
Total investment income	$78,063

Expenses
Investment adviser and administration fee	$13,372
Distribution and service fees
Investor Class	162
Trustees’ fees and expenses	385
Custodian fee	11,945
Transfer and dividend disbursing agent fees	483
Legal and accounting services	18,517
Printing and postage	2,906
Registration fees	17,371
Miscellaneous	4,766
Total expenses	$69,907
Deduct —
Allocation of expenses to affiliates	$55,159
Total expense reductions	$55,159

Net expenses	$14,748

Net investment income	$63,315

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$27,959
Net realized gain	$27,959
Change in unrealized appreciation (depreciation) —
Investments	$519,559
Net change in unrealized appreciation (depreciation)	$519,559

Net realized and unrealized gain	$547,518

Net increase in net assets from operations	$610,833

10	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
From operations —
Net investment income	$63,315	$115,679
Net realized gain from investment transactions	27,959	26,551
Net change in unrealized appreciation (depreciation) from investments	519,559	(259,551)
Net increase (decrease) in net assets from operations	$610,833	$(117,321)
Distributions to shareholders —
From net investment income
Investor Class	$(1,401)	$(1,129)
Institutional Class	(54,425)	(110,718)
From net realized gain
Investor Class	—	(1,541)
Institutional Class	—	(59,833)
Total distributions to shareholders	$(55,826)	$(173,221)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$79,313	$75,656
Institutional Class	1,178,912	395,519
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	1,401	2,670
Institutional Class	54,426	170,551
Cost of shares redeemed
Investor Class	(14,211)	(224)
Institutional Class	(130,662)	(15,216)
Net increase in net assets from Fund share transactions	$1,169,179	$628,956

Net increase in net assets	$1,724,186	$338,414

Net Assets
At beginning of period	$3,786,097	$3,447,683
At end of period	$5,510,283	$3,786,097

Accumulated undistributed net investment income included in net assets
At end of period	$22,316	$14,827

11	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2016

Financial Highlights

	Investor Class
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016	Period Ended February 28, 2015(1)
Net asset value — Beginning of period	$10.080		$10.930	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.132		$0.284	$0.230
Net realized and unrealized gain (loss)	1.321		(0.666)	1.143

Total income (loss) from operations	$1.453		$(0.382)	$1.373

Less Distributions
From net investment income	$(0.123)		$(0.301)	$(0.197)
From net realized gain	—		(0.167)	(0.246)

Total distributions	$(0.123)		$(0.468)	$(0.443)

Net asset value — End of period	$11.410		$10.080	$10.930

Total Return(3)	14.48	%(4)	(3.51)%	13.88	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$177		$97	$22
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.85	%(6)	0.85%	0.88	%(6)
Net investment income	2.37	%(6)	2.77%	2.33	%(6)
Portfolio Turnover	25	%(4)	31%	39	%(4)

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.26%, 3.22% and 4.84% of average daily net assets for the six months ended August 31, 2016, the year ended February 29, 2016 and the period ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2016

Financial Highlights — continued

	Institutional Class
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016	Period Ended February 28, 2015(1)
Net asset value — Beginning of period	$10.090		$10.930	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.145		$0.334	$0.249
Net realized and unrealized gain (loss)	1.320		(0.683)	1.143

Total income (loss) from operations	$1.465		$(0.349)	$1.392

Less Distributions
From net investment income	$(0.135)		$(0.324)	$(0.216)
From net realized gain	—		(0.167)	(0.246)

Total distributions	$(0.135)		$(0.491)	$(0.462)

Net asset value — End of period	$11.420		$10.090	$10.930

Total Return(3)	14.59	%(4)	(3.21)%	14.09	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,333		$3,689	$3,426
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.60	%(6)	0.60%	0.63	%(6)
Net investment income	2.60	%(6)	3.21%	2.54	%(6)
Portfolio Turnover	25	%(4)	31%	39	%(4)

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.26%, 3.22% and 4.84% of average daily net assets for the six months ended August 31, 2016, the year ended February 29, 2016 and the period ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return and current income. The Fund offers Investor Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service. To comply with amendments to Rule 2a-7, on or before October 14, 2016 the Cash Reserves Fund began calculating a net asset value (NAV) per share and valuing its securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

14

Parametric Dividend Income Fund

August 31, 2016

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to August 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At February 29, 2016, the Fund had a net capital loss of $10,822 attributable to security transactions incurred after October 31, 2015 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending February 28, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,995,813

Gross unrealized appreciation	$635,535
Gross unrealized depreciation	(124,046)

Net unrealized appreciation	$511,489

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. Pursuant to a fee reduction agreement effective November 1, 2016, the fee will be computed at an annual rate of 0.30% of the Fund’s average daily net assets up to $1 billion and a reduced rate on net assets of $1 billion and over. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended August 31, 2016, the investment adviser and administration fee amounted to $13,372 or 0.55% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.85% and 0.60% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after June 30, 2017. Pursuant to this agreement, EVM and Parametric were allocated $55,159 in total of the Fund’s operating expenses for the six months ended August 31, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2016, EVM earned $61 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

15

Parametric Dividend Income Fund

August 31, 2016

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended August 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2016 amounted to $162 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,357,398 and $1,185,151, respectively, for the six months ended August 31, 2016.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016

Sales	7,089	7,373
Issued to shareholders electing to receive payments of distributions in Fund shares	128	263
Redemptions	(1,269)	(22)

Net increase	5,948	7,614

Institutional Class	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016

Sales	107,812	37,274
Issued to shareholders electing to receive payments of distributions in Fund shares	4,988	16,591
Redemptions	(11,524)	(1,487)

Net increase	101,276	52,378

At August 31, 2016, EVM owned 68.9% of the value of the outstanding shares of the Fund.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2016.

16

Parametric Dividend Income Fund

August 31, 2016

Notes to Financial Statements (Unaudited) — continued

On September 2, 2016, the Fund renewed its line of credit agreement, which expires September 1, 2017. Under the terms of the renewed credit agreement, the commitment amount was changed to $545 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.15%.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$5,493,588	*	$—	$—	$5,493,588
Short-Term Investments	—		13,714	—	13,714

Total Investments	$5,493,588		$13,714	$—	$5,507,302

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 29, 2016 whose fair value was determined using Level 3 inputs. At August 31, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Parametric Dividend Income Fund

August 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

18

Parametric Dividend Income Fund

August 31, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Dividend Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. With respect to the Sub-adviser, the Board considered the Sub-adviser’s investment process, investment research and similar functions with respect to the types of investments to be held by the Fund. In particular, the Board considered the Sub-adviser’s experience employing a top-down, disciplined and systematic investment process that emphasizes a diversified portfolio of companies that have historically demonstrated high current income and lower levels of stock price volatility. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

19

Parametric Dividend Income Fund

August 31, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-year period ended September 30, 2015 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

20

Parametric Dividend Income Fund

August 31, 2016

Officers and Trustees

Officers of Parametric Dividend Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Dividend Income Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

16105    8.31.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and
3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: October 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: October 20, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: October 20, 2016